WILSHIRE TARGET FUNDS, INC.
                           (the "Company")


     SUPPLEMENT DATED JULY 31, 2003 TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE INVESTMENT, INSTITUTIONAL, QUALIFIED
    AND HORACE MANN CLASS SHARES OF THE COMPANY EACH DATED MAY 1, 2003


This Supplement information replaces and supersedes any contrary information contained in the Prospectuses and Statements of Additional Information.


Effective August 1, 2003, the name of Wilshire Target Funds, Inc. will be changed to Wilshire Mutual Funds, Inc.





                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUSES OF THE COMPANY
                          FOR FUTURE REFERENCE.